Securitizations and Variable Interest Entities (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks	$ 21,860,000,000		$ 19,440,000,000		$ 16,044,000,000	$ 27,080,000,000
Trading assets	57,482,000,000		77,814,000,000
Securities available for sale	235,199,000,000		222,613,000,000
Mortgages held for sale	47,149,000,000		48,357,000,000
Loans	799,574,000,000		769,631,000,000		757,267,000,000	782,770,000,000	864,830,000,000
MSRs (carried at fair value)	11,538,000,000		12,603,000,000
Other assets	93,578,000,000		101,022,000,000
Total assets	1,422,968,000,000	[1]	1,313,867,000,000	[1]
Short-term borrowings, Amount	57,175,000,000		49,091,000,000		55,401,000,000
Accrued expenses and other liabilities	76,668,000,000		77,665,000,000
Long-term debt (includes $1 and $0 carried at fair value)	127,379,000,000		125,354,000,000
Total liabilities	1,264,057,000,000	[2]	1,172,180,000,000	[2]
Noncontrolling interests	1,357,000,000		1,446,000,000
VIEs that we do not consolidate [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks	0		0
Trading assets	1,902,000,000		3,723,000,000
Securities available for sale	19,900,000,000		21,708,000,000
Mortgages held for sale	0		0
Loans	9,841,000,000		11,404,000,000
MSRs (carried at fair value)	11,114,000,000		12,080,000,000
Other assets	4,993,000,000		4,494,000,000
Total assets	47,750,000,000		53,409,000,000
Short-term borrowings, Amount	0		0
Accrued expenses and other liabilities	3,441,000,000		3,350,000,000
Long-term debt (includes $1 and $0 carried at fair value)	0		0
Total liabilities	3,441,000,000		3,350,000,000
Noncontrolling interests	0		0
Net assets	44,309,000,000		50,059,000,000
VIEs that we consolidate [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks	260,000,000		321,000,000
Trading assets	114,000,000		293,000,000
Securities available for sale	2,772,000,000		3,332,000,000
Mortgages held for sale	469,000,000		444,000,000
Loans	10,553,000,000		11,967,000,000
MSRs (carried at fair value)	0		0
Other assets	457,000,000		1,858,000,000
Total assets	14,625,000,000		18,215,000,000
Short-term borrowings, Amount	2,059,000,000		3,450,000,000
Accrued expenses and other liabilities	901,000,000		1,138,000,000
Long-term debt (includes $1 and $0 carried at fair value)	3,483,000,000		4,932,000,000
Total liabilities	6,443,000,000		9,520,000,000
Noncontrolling interests	48,000,000		61,000,000
Net assets	8,134,000,000		8,634,000,000
Transfers Accounted For As Secured Borrowings [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks	30,000,000		11,000,000
Trading assets	218,000,000		30,000,000
Securities available for sale	14,848,000,000		11,671,000,000
Mortgages held for sale	0		0
Loans	7,088,000,000		7,181,000,000
MSRs (carried at fair value)	0		0
Other assets	161,000,000		137,000,000
Total assets	22,345,000,000		19,030,000,000
Short-term borrowings, Amount	13,228,000,000		10,682,000,000
Accrued expenses and other liabilities	20,000,000		121,000,000
Long-term debt (includes $1 and $0 carried at fair value)	6,520,000,000		6,686,000,000
Total liabilities	19,768,000,000		17,489,000,000
Noncontrolling interests	0		0
Net assets	2,577,000,000		1,541,000,000
Total VIE [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks	290,000,000		332,000,000
Trading assets	2,234,000,000		4,046,000,000
Securities available for sale	37,520,000,000		36,711,000,000
Mortgages held for sale	469,000,000		444,000,000
Loans	27,482,000,000		30,552,000,000
MSRs (carried at fair value)	11,114,000,000		12,080,000,000
Other assets	5,611,000,000		6,489,000,000
Total assets	84,720,000,000		90,654,000,000
Short-term borrowings, Amount	15,287,000,000		14,132,000,000
Accrued expenses and other liabilities	4,362,000,000		4,609,000,000
Long-term debt (includes $1 and $0 carried at fair value)	10,003,000,000		11,618,000,000
Total liabilities	29,652,000,000		30,359,000,000
Noncontrolling interests	48,000,000		61,000,000
Net assets	$ 55,020,000,000		$ 60,234,000,000

[1]	Our consolidated assets at December 31, 2012 and December 31, 2011, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $260 million and $321 million; Trading assets, $114 million and $293 million; Securities available for sale, $2.8 billion and $3.3 billion; Mortgages held for sale, $469 million and $444 million; Net loans, $10.6 billion and $12.0 billion; Other assets, $457 million and $1.9 billion, and Total assets, $14.6 billion and $18.2 billion, respectively.
[2]	Our consolidated liabilities at December 31, 2012 and December 31, 2011, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $0 and $24 million; Accrued expenses and other liabilities, $134 million and $175 million; Long-term debt, $3.5 billion and $4.9 billion; and Total liabilities, $3.6 billion and $5.1 billion, respectively.